Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Tax Credit

	Year ended December 31
	201 7	201 8	201 9
U.K. corporation tax R&D credit	8,152	5,277	5,149
Other tax income / (expense)	—	—	1,125
Income tax credit	8,152	5,277	6,274

Summary of Reconciliation to the Earnings Loss Per Income Statement
Reconciliation of effective tax rate

	Year-ended December 31,
	2017	2018	2019
Loss on ordinary activities before income tax	(46,951)	(37,306)	(41,118)
Loss on ordinary activities before tax at the U.K.’s statutory income tax rate of 19% (2018: 19%)	9,038	7,088	7,812
Expenses not deductible for income tax purposes (permanent differences)	(13)	(1,070)	(317)
Temporary timing differences	(712)	(277)	(343)
R&D relief uplift	3,447	2,271	2,540
Losses (unrecognized)	(3,785)	(2,804)	(4,380)
Deferred income from MBG loan guarantee costs	177	69	(54)
Differences in overseas tax rates	—	—	340
Gain on bargain purchase	—	—	699
Other	—	—	(23)

Tax credit for the year	8,152	5,277	6,274

Summary of Deferred Tax
The analysis of unrecognized deferred tax is set out below:

	December 31,
	2017	2018	2019
Losses	6,121	8,604	19,443
US tax credits	—	—	10,032
Accruals	—	—	947
Fixed assets	—	—	400
Other	—	6	202
Temporary differences trading	2,267	495	4

Net deferred tax asset (unrecognised)	8,388	9,105	31,028

Summary of analysis of recognized deferred tax
The analysis of recognized deferred tax is set out below:

	At January 1, 2019	Acquisition of subsidiary (Note 5)	Recognized in income	At December 31, 2019
Deferred tax liabilities
Intangible asset	—	(2,686)	—	(2,686)
Deferred tax asset
Net operating losses	—	—	2,686	2,686

Net deferred tax asset/(liability)	—	(2,686)	2,686	—